Consolidated Statements of Cash Flows - USD ($) shares in Thousands, $ in Thousands	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Unaudited Condensed Consolidated Statement of Cash Flows [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor		Predecessor	[1]	Predecessor	[1]
Cash flows from operating activities
Net income	$ 5,313	$ 47,038	$ 69,923		$ 81,750		$ 45,388
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization	1,030	(821)	1		1		1
Depreciation	8	36	111		96		48
Compensation expense related to grant of profits interest			734		259
Stock-based compensation expense for restricted stock units	1,417	1,881
Compensation expense related to grant of Class A units			474
Grants of restricted units					252		67
Provision for loan losses		3,931	3,342		1,783	[1]	330	[1]
Gain on sale of real property					(317)
Write down of investment in real property			179
Change in unrealized loss on investments in real property					167
Change in fair value of optional subscription liabilities	4,924	(3,146)
Changes in operating assets and liabilities:
Change in fees receivable from escrow					(319)		(395)
Interest and fees receivable	1,908	(4,878)	(5,134)		(882)		1,440
Investment in real property							(51)
Change in other assets	(1,291)	(1,385)	(290)		(2,388)		192
Accounts payable and accrued liabilities	(7,669)	(775)	22,158		1,100		938
Net cash provided by operating activities	5,640	46,768	91,498		81,502		47,958
Cash flows from investing activities:
Cash paid for acquisitions, net of cash acquired	(13,740)
Investments in fixed assets			(268)		(261)		(6)
Proceeds from sale of real property	2,577	2,213	6,363		6,970
Improvements to investments in real property		(66)	(308)		(1,790)
Investments in mortgage notes receivable	(14,729)	(5,759)	(222,178)		(280,569)		(127,790)
Net cash provided by (used in) investing activities	(25,892)	(3,612)	(216,391)		(275,650)		(127,796)
Cash flows from financing activities:
Proceeds from recapitalization with Trinity Merger Sub	327,056
Contributions from members			356,386		308,426		130,645
Contributions received in advance			(24,507)		17,137		4,957
Dividends paid					2,640		1,172
Distributions	(1,992)		(74,900)		(60,448)		(34,327)
Redemptions of members			(155,744)		(27,520)		(10,913)
Proceeds from exercise of warrants	11
Consent fee paid to holders of Public Warrants	66,679
Net cash provided by (used in) financing activities	258,396	(63,401)	101,235		240,235		91,534
Net increase in cash and cash equivalents	238,144	(20,245)	(23,658)		46,087		11,696
Cash and cash equivalents, beginning of period	88,576	238,214	112,234	[1]	66,147		54,451
Cash and cash equivalents, end of period	238,214	217,969	238,214		112,234	[1]	66,147
Cash and cash equivalents, beginning of period	70	238,214
Cash and cash equivalents, end of period	$ 238,214		238,214
Supplemental disclosure of non-cash investing and financing activities
Common stock issued in connection with the Business Combination	479,619
Common stock issued in connection with the Recapitalization of BRELF II	$ 495,496
Common stock issued for transaction expenses in connection with Business Combination and Recapitalization	1,391
Assumption of consent fee liability in connection with the recapitalization with Trinity Merger Sub I, Inc.	66,679
Dividends payable	$ 15,842	$ 7,934	15,842		6,334	[1]
Reinvested distributions			33,637		21,478		11,951
Mortgage notes receivable converted to real property owned			$ 2,046		$ 7,316		$ 5,210

[1]	Predecessor periods are combined as disclosed in Note 1.